Related Parties - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Related party transactions		$ 0	$ 1,344
Related parties [member]
Disclosure of transactions between related parties [line items]
Administrative, legal, exploration and tax services			537
Reimbursements of office rent costs	$ 10	39	527
Director fees		0	280
Gibraltar Joint Venture [member]
Disclosure of transactions between related parties [line items]
Management fee income		1,186	1,167
Reimbursable compensation expenses and third party costs		$ 95	$ 141